SCHEDULE OF LOAN FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prime King Investment Limited [Member]
Related Party Transaction [Line Items]
Total loan from related parties	$ 43,012,106	$ 1,007,106
Stand Best Creation Limited [Member]
Related Party Transaction [Line Items]
Total loan from related parties	71,097,631	56,800
Related Party [Member]
Related Party Transaction [Line Items]
Total loan from related parties	$ 114,109,737	$ 1,063,906